Related Party Transactions Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions, By Related Party [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Income	$(606)	$(280)	$(178)
Expense	$378	$332	$802
The following table summarizes income and expense from transactions with MetLife broker-dealers for the years indicated:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Fee income	$43	$216	$235
Commission expense	$129	$649	$652
The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

	December 31,
	2017	2016
	(In millions)
Assets	$2,907	$4,805
Liabilities	$2,178	$7,763
The following table summarizes assets and liabilities from transactions with MetLife broker-dealers at:

	December 31,
	2017	2016
	(In millions)
Fee income receivables	$—	$21
Secured demand notes	$—	$20